Note 15 - Segmented Information (Details) - Information by Geographic Segment, Revenues (USD $)	3 Months Ended
Feb. 28, 2014
Revenue
Revenue	$ 4,681,058
UNITED STATES
Revenue
Revenue	$ 4,681,058